Property, Plant and Equipment (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Carrying Amount of Each Class of Property Plant and Equipment
The carrying amounts of each class of property, plant and equipment were as follows:

	December 31, 2019	September 30, 2020
Office equipment	$31,105	$17,997
Other equipment	1,938	57
Leasehold improvements	5,290	1,889

	$38,333	$19,943

Summary of Cost and Accumulated Depreciation of Property Plant and Equipment
For the nine months ended September
 30, 2019

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost
Balance at January 1, 2019	$276,935	$36,180	$488,106	$801,221
Additions	2,993	—	—	2,993
Disposals	(65,292)	(889)	(219,733)	(285,914)

Balance at September 30, 2019	$214,636	$35,291	$268,373	$518,300

Accumulated depreciation
Balance at January 1, 2019	$178,115	$25,128	$309,560	$512,803
Depreciation expenses	44,591	7,357	103,715	155,663
Disposals	(47,397)	(518)	(158,403)	(206,318)

Balance at September 30, 2019	$175,309	$31,967	$254,872	$462,148

Carrying amounts at January 1, 2019	$98,820	$11,052	$178,546	$288,418

Carrying amounts at September 30, 2019	$39,327	$3,324	$13,501	$56,152

For the nine months ended September
 30, 2020

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost
Balance at January 1, 2020	$211,315	$35,291	$268,373	$514,979
Additions	5,056	—	—	5,056
Disposals	(2,806)	—	—	(2,806)

Balance at September 30, 2020	$213,565	$35,291	$268,373	$517,229

Accumulated depreciation
Balance at January 1, 2020	$180,210	$33,353	$263,083	$476,646
Depreciation expenses	18,164	1,881	3,401	23,446
Disposals	(2,806)	—	—	(2,806)

Balance at September 30, 2020	$195,568	$35,234	$266,484	$497,286

Carrying amounts at January 1, 2020	$31,105	$1,938	$5,290	$38,333

Carrying amounts at September 30, 2020	$17,997	$57	$1,889	$19,943